Prepaid Expenses and Other Current Assets and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid Expenses and Other Current Assets and Other Current Liabilities

(4) Prepaid Expenses and Other Current Assets and Other Current Liabilities

Prepaid expenses and other current assets consisted of the following (in thousands):

	September 26, 2015	December 27, 2014
Prepaid expenses	$1,138	$1,170
Federal income tax receivable	1,178	90
Deferred income tax asset	1,308	1,408
Inventories	195	176
Other	—	4

Total	$3,819	$2,848

Other current liabilities consisted of the following (in thousands):

	September 26, 2015	December 27, 2014
Accrued payroll and bonuses	$2,701	$1,814
Current portion of deferred revenues	1,686	1,759
Accrued legal and other professional fees	1,116	1,655
Accrued interest	751	749
Other accrued liabilities	803	918

Total	$7,057	$6,895

(7) Prepaid Expenses and Other Current Assets and Other Current Liabilities

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 27, 2014	December 28, 2013
Prepaid expenses	$1,170	$360
Deferred income tax asset	1,408	833
Inventories	176	193
Other	94	—

Total	$2,848	$1,386

Other current liabilities consisted of the following (in thousands):

	December 27, 2014	December 28, 2013
Accrued payroll and bonuses	$1,814	$1,395
Current portion of deferred revenue	1,759	1,102
Accrued legal and other professional fees	1,655	120
Accrued interest	749	741
Other accrued liabilities	918	1,424

Total	$6,895	$4,782